J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return International Currency Hedged ETF

JPMorgan Diversified Return International Equity ETF

Supplement dated October 10, 2018

to the Statement of Additional Information dated March 1, 2018, as supplemented

Effective immediately, the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to each Fund covered by the supplement will be deleted in its entirety and replaced with the applicable information below.

JPMorgan Diversified Return Emerging Markets Equity ETF, JPMorgan Diversified Return International Currency Hedged ETF and JPMorgan Diversified Return International Equity ETF

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2017:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Emerging Markets Equity ETF
Yazann Romahi	10	$2,442,700	5	$2,955,272	1	$454,183
Joe Staines	8	1,816,394	0	0	0	0
Kartik Aiyar	5	1,343,051	0	0	0	0

International Currency Hedged ETF
Yazann Romahi	10	2,577,731	5	2,955,272	1	454,183
Wei (Victor) Li	6	1,759	5	3,264	0	0
Joe Staines	8	1,933,850	0	0	0	0
Kartik Aiyar	5	1,460,507	0	0	0	0
Roger Hallam	1	30,711	0	0	0	0
Danny Sage	1	30,711	0	0	0	0

International Equity ETF
Yazann Romahi	10	2,577,731	5	2,955,272	1	454,183
Wei (Victor) Li	6	730	5	3,264	1	372
Joe Staines	8	870,558	0	0	0	0
Kartik Aiyar	5	397,215	0	0	0	0

SUP-SAI-ETF-PM-1018

The following table shows information on the other accounts managed by each Fund’s portfolio managers that have advisory fees wholly or partly based on performance as of October 31, 2017:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Emerging Markets Equity ETF
Yazann Romahi	0	$0	0	$0	1	$396,292
Joe Staines	0	0	0	0	0	0
Kartik Aiyar	0	0	0	0	0	0

International Currency Hedged ETF
Yazann Romahi	0	0	0	0	1	396,292
Wei (Victor) Li	0	0	0	0	1	372
Joe Staines	0	0	0	0	0	0
Kartik Aiyar	0	0	0	0	0	0
Roger Hallam	0	0	0	0	0	0
Danny Sage	0	0	0	0	0	0

International Equity ETF
Yazann Romahi	0	0	0	0	1	396,292
Wei (Victor) Li	0	0	0	0	1	372
Joe Staines	0	0	0	0	0	0
Kartik Aiyar	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of October 31, 2017:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Emerging Markets Equity ETF
Yazann Romahi	X
Joe Staines	X
Kartik Aiyar	X

International Currency Hedged ETF
Yazann Romahi	X
Wei (Victor) Li	X
Joe Staines	X
Kartik Aiyar	X
Roger Hallam	X
Danny Sage	X

International Equity ETF
Yazann Romahi	X
Wei (Victor) Li	X
Joe Staines	X
Kartik Aiyar	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE